Net income/(expense) from financial instruments measured at fair value through profit and loss (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of net income from financial instruments measured at fair value through profit and loss

	2024	2023	2022
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	23,186	20,391	2,372
Other instruments managed on a fair value basis	(2,070)	(3,730)	7,906
Net income from financial instruments held for trading or managed on a fair value basis	21,116	16,661	10,278
Financial assets held to meet liabilities under insurance and investment contracts	6,210	8,086	(14,392)
Liabilities to customers under investment contracts	(309)	(199)	561
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	5,901	7,887	(13,831)

	2024	2023	2022
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	984	(546)	2,094
Other instruments managed on a fair value basis	1,915	1,609	35
Net income from financial instruments held for trading or managed on a fair value basis	2,899	1,063	2,129
Derivatives managed in conjunction with HSBC Holdings-issued debt securities	93	426	(1,529)
Other changes in fair value	(218)	(1,894)	3,673
Changes in fair value of designated debt and related derivatives	(125)	(1,468)	2,144
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	2,086	3,692	(2,409)
Year ended 31 Dec	4,860	3,287	1,864